Segmented Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
IfrsStatementLineItems [Line Items]
Total revenue	$ 12,528	$ 9,404
Tanzania [Member]
IfrsStatementLineItems [Line Items]
Total revenue	$ 12,528	$ 9,404